Earnings Per Share - Dilutive Securities (Q3) (Details) - shares	3 Months Ended	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2021
Class A Units
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share (in shares)	65,502,347	65,502,347
Class P Units
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share (in shares)	25,679,122	25,679,122
Restricted stock units
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share (in shares)	0	3,858,945